Investment Risks	Oct. 31, 2025
Disciplined U.S. Equity Portfolio (Advisor Shares) | Disciplined U.S. Equity Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Therefore, you could lose money by investing in the Portfolio.
Disciplined U.S. Equity Portfolio (Advisor Shares) | Disciplined U.S. Equity Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Disciplined U.S. Equity Portfolio (Advisor Shares) | Disciplined U.S. Equity Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio may underperform other types of securities. Stocks in larger companies may underperform relative to and may not be able to respond as quickly to business risks and opportunities as smaller companies. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, climate change, public health emergencies (including pandemics and epidemics), war, military conflict, terrorism, tariffs, cybersecurity incidents and other unforeseeable global events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.

Disciplined U.S. Equity Portfolio (Advisor Shares) | Disciplined U.S. Equity Portfolio | Frequent Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Disciplined U.S. Equity Portfolio (Advisor Shares) | Disciplined U.S. Equity Portfolio | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk: The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. There is no guarantee that the prices of these securities will not move even lower.

Disciplined U.S. Equity Portfolio (Advisor Shares) | Disciplined U.S. Equity Portfolio | Value Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, the Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.

Disciplined U.S. Equity Portfolio (Advisor Shares) | Disciplined U.S. Equity Portfolio | Tax Managed Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may defer the opportunity to realize gains.

Disciplined U.S. Growth Equity Portfolio (Advisor Shares) | Disciplined U.S. Growth Equity Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Therefore, you could lose money by investing in the Portfolio.
Disciplined U.S. Growth Equity Portfolio (Advisor Shares) | Disciplined U.S. Growth Equity Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Disciplined U.S. Growth Equity Portfolio (Advisor Shares) | Disciplined U.S. Growth Equity Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio may underperform other types of securities. Stocks in larger companies may underperform relative to and may not be able to respond as quickly to business risks and opportunities as smaller companies. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, climate change, public health emergencies (including pandemics and epidemics), war, military conflict, terrorism, tariffs, cybersecurity incidents and other unforeseeable global events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.

Disciplined U.S. Growth Equity Portfolio (Advisor Shares) | Disciplined U.S. Growth Equity Portfolio | Frequent Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Disciplined U.S. Growth Equity Portfolio (Advisor Shares) | Disciplined U.S. Growth Equity Portfolio | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk: The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. There is no guarantee that the prices of these securities will not move even lower.

Disciplined U.S. Growth Equity Portfolio (Advisor Shares) | Disciplined U.S. Growth Equity Portfolio | Growth Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Growth Style Risk: The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. The values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. There is no guarantee that the prices of these stocks will not move even lower.

Disciplined U.S. Growth Equity Portfolio (Advisor Shares) | Disciplined U.S. Growth Equity Portfolio | Tax Managed Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may defer the opportunity to realize gains.

Disciplined U.S. Value Equity Portfolio | Disciplined U.S. Value Equity Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Therefore, you could lose money by investing in the Portfolio.
Disciplined U.S. Value Equity Portfolio | Disciplined U.S. Value Equity Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Disciplined U.S. Value Equity Portfolio | Disciplined U.S. Value Equity Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio may underperform other types of securities. Stocks in larger companies may underperform relative to and may not be able to respond as quickly to business risks and opportunities as smaller companies. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, climate change, public health emergencies (including pandemics and epidemics), war, military conflict, terrorism, tariffs, cybersecurity incidents and other unforeseeable global events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.

Disciplined U.S. Value Equity Portfolio | Disciplined U.S. Value Equity Portfolio | Frequent Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Disciplined U.S. Value Equity Portfolio | Disciplined U.S. Value Equity Portfolio | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Style Risk: The Portfolio invests in securities that the Advisor believes are reasonably priced. There is no guarantee that the prices of these securities will not move even lower.
Disciplined U.S. Value Equity Portfolio | Disciplined U.S. Value Equity Portfolio | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sector Risk: To the extent that the Portfolio has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Portfolio may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Disciplined U.S. Value Equity Portfolio | Disciplined U.S. Value Equity Portfolio | Financials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financials Sector Risk: To the extent that the financials sector represents a significant portion of the Portfolio's assets, the Portfolio will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, decreased liquidity in credit markets as well as cyber-attacks.

Disciplined U.S. Value Equity Portfolio | Disciplined U.S. Value Equity Portfolio | Value Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, the Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.

Disciplined U.S. Value Equity Portfolio | Disciplined U.S. Value Equity Portfolio | Tax Managed Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may defer the opportunity to realize gains.

Disciplined U.S. Small Cap Equity Portfolio (Advisor Shares) | Disciplined U.S. Small Cap Equity Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Therefore, you could lose money by investing in the Portfolio.
Disciplined U.S. Small Cap Equity Portfolio (Advisor Shares) | Disciplined U.S. Small Cap Equity Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Disciplined U.S. Small Cap Equity Portfolio (Advisor Shares) | Disciplined U.S. Small Cap Equity Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio may underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, climate change, public health emergencies (including pandemics and epidemics), war, military conflict, terrorism, tariffs, cybersecurity incidents and other unforeseeable global events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.

Disciplined U.S. Small Cap Equity Portfolio (Advisor Shares) | Disciplined U.S. Small Cap Equity Portfolio | Frequent Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Disciplined U.S. Small Cap Equity Portfolio (Advisor Shares) | Disciplined U.S. Small Cap Equity Portfolio | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Style Risk: The Portfolio invests in securities that the Advisor believes are reasonably priced. There is no guarantee that the prices of these securities will not move even lower.
Disciplined U.S. Small Cap Equity Portfolio (Advisor Shares) | Disciplined U.S. Small Cap Equity Portfolio | Value Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, the Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.

Disciplined U.S. Small Cap Equity Portfolio (Advisor Shares) | Disciplined U.S. Small Cap Equity Portfolio | Small Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Small Cap Risk: The Portfolio is subject to the risk that the stocks of smaller and newer issuers can be more volatile and more speculative than the stocks of larger issuers. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

Disciplined U.S. Small Cap Equity Portfolio (Advisor Shares) | Disciplined U.S. Small Cap Equity Portfolio | Tax Managed Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may defer the opportunity to realize gains.

Disciplined International Equity Portfolio (Advisor Shares) | Disciplined International Equity Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Therefore, you could lose money by investing in the Portfolio.
Disciplined International Equity Portfolio (Advisor Shares) | Disciplined International Equity Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Disciplined International Equity Portfolio (Advisor Shares) | Disciplined International Equity Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio may underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, climate change, public health emergencies (including pandemics and epidemics), war, military conflict, terrorism, tariffs, cybersecurity incidents and other unforeseeable global events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.

Disciplined International Equity Portfolio (Advisor Shares) | Disciplined International Equity Portfolio | Frequent Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Disciplined International Equity Portfolio (Advisor Shares) | Disciplined International Equity Portfolio | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk: The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. There is no guarantee that the prices of these securities will not move even lower.

Disciplined International Equity Portfolio (Advisor Shares) | Disciplined International Equity Portfolio | ADR/Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ADR/Foreign Investment Risk: The Portfolio intends to invest in foreign securities directly and/or in the form of ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company and listed on a U.S. stock exchange. The Portfolio is subject to additional risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability, including military hostilities and related sanctions that impact trade and commodity prices, such as armed conflict in Europe and in the Middle East. Foreign stocks may be more volatile and less liquid than U.S. stocks. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities.

Disciplined International Equity Portfolio (Advisor Shares) | Disciplined International Equity Portfolio | Value Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be reasonably priced, there is no guarantee that the prices of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, the Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.

Disciplined International Equity Portfolio (Advisor Shares) | Disciplined International Equity Portfolio | Tax Managed Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may defer the opportunity to realize gains.

Energy Resilience Portfolio (Advisor Shares) | Energy Resilience Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Therefore, you could lose money by investing in the Portfolio.
Energy Resilience Portfolio (Advisor Shares) | Energy Resilience Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Energy Resilience Portfolio (Advisor Shares) | Energy Resilience Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio may underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, climate change, public health emergencies (including pandemics and epidemics), war, military conflict, terrorism, tariffs, cybersecurity incidents and other unforeseeable global events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.

Energy Resilience Portfolio (Advisor Shares) | Energy Resilience Portfolio | Frequent Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes. In addition, in connection with the Portfolio’s reposition on November 4, 2025, shareholders should be aware that the Portfolio will experience a higher-than-normal portfolio turnover rate. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Energy Resilience Portfolio (Advisor Shares) | Energy Resilience Portfolio | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk: The Portfolio invests in securities with earnings growth prospects that the Advisor believes are reasonably priced. There is no guarantee that the prices of these securities will not move even lower.

Energy Resilience Portfolio (Advisor Shares) | Energy Resilience Portfolio | Value Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be reasonably priced, there is no guarantee that the prices of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, the Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.

Energy Resilience Portfolio (Advisor Shares) | Energy Resilience Portfolio | Mid Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mid Cap Risk: The portfolio is subject to the risk that the stocks of mid cap companies can be more volatile and riskier than the stocks of larger issuers. Mid cap companies tend to have more limited resources, product lines and market share than larger more established businesses. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of mid cap company stocks might fall regardless of trends in the broader market.

Energy Resilience Portfolio (Advisor Shares) | Energy Resilience Portfolio | Large Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large Cap Risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause the Portfolio to underperform other equity funds that focus on small or mid cap stocks. Large cap companies may be less able than smaller cap companies to adapt to changing market conditions and may be more mature and subject to more limited growth potential than smaller cap companies.

Energy Resilience Portfolio (Advisor Shares) | Energy Resilience Portfolio | Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Strategy Risk: The application of thematic standards will affect the Portfolio’s exposure to certain issuers, industries, sectors, regions and countries and may impact the relative financial performance of the Portfolio - positively or negatively - depending on whether such investments are in or out of favor. The Portfolio’s minimum thematic standards and the use of negative and positive screening in determining the subset of companies that are eligible as holdings will exclude certain companies, These companies may, either individually or in the aggregate, outperform individual Portfolio holdings or the Portfolio as a whole. The Advisor’s use of and reliance on third-party data providers in establishing thematic standards will also subject the Portfolio to third party data provider risk.

Energy Resilience Portfolio (Advisor Shares) | Energy Resilience Portfolio | Industry and Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Industry and Sector Risk: The risk that the value of securities in a particular industry or sector (such as energy) will decline because of changing expectations for the performance of that industry or sector.
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Energy Sector Risk: Companies engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources are subject to many risks that can negatively impact the revenues and viability of companies in this sector. These risks include, but are not limited to, commodity price volatility risk, supply and demand risk, reserve and depletion risk, operations risk, regulatory risk, environmental risk, terrorism risk, cybersecurity risk, climate change risk, and the risk of natural disasters. For example, the price of energy securities may fluctuate due to real and perceived inflationary trends and the (often rapid) changes in supply of, or demand for, various natural resources; both domestic.

•
Renewable Energy Sector Risk: Securities of companies in the renewable energy sector are subject to swift price and supply fluctuations caused by events relating to international events, taxes and other governmental regulatory policies. Weak demand for renewable energy products and services in general may adversely affect companies in this sector. Obsolescence of existing technology, short product cycles, falling prices, competition from new market entrants and general economic conditions can significantly affect the renewable energy sector. To the extent the Portfolio focuses its investments in the renewable energy sector, the Portfolio will be more susceptible to the risks, events and other factors affecting companies in this sector.

Energy Resilience Portfolio (Advisor Shares) | Energy Resilience Portfolio | Government and Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Government and Regulatory Risk: The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.
Energy Resilience Portfolio (Advisor Shares) | Energy Resilience Portfolio | Third Party Data Provider Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Third Party Data Provider Risk: In assessing the eligibility of a company based on environmental research, the Advisor may rely upon information and data, including from third party data providers, as well as on internal analyses that may be based on certain assumptions or hypotheses. The data obtained from third party data providers may be incomplete, inaccurate or unavailable and the assumptions or models on which internal analysis rests may have flaws which render the internal assessment incomplete or inaccurate. As a result, there exists a risk that the Advisor incorrectly assesses a security or company, resulting in the incorrect inclusion or exclusion of a security with respect to the Portfolio’s holdings.

Energy Resilience Portfolio (Advisor Shares) | Energy Resilience Portfolio | Tax Managed Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may defer the opportunity to realize gains.

SMID Core Equity Portfolio (Advisor Shares) | SMID Core Equity Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Therefore, you could lose money by investing in the Portfolio.
SMID Core Equity Portfolio (Advisor Shares) | SMID Core Equity Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
SMID Core Equity Portfolio (Advisor Shares) | SMID Core Equity Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio may underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, climate change, public health emergencies (including pandemics and epidemics), war, military conflict, terrorism, tariffs, cybersecurity incidents and other unforeseeable global events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.

SMID Core Equity Portfolio (Advisor Shares) | SMID Core Equity Portfolio | Frequent Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

SMID Core Equity Portfolio (Advisor Shares) | SMID Core Equity Portfolio | Value Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, the Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.

SMID Core Equity Portfolio (Advisor Shares) | SMID Core Equity Portfolio | Mid Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mid Cap Risk: The Portfolio is subject to the risk that the stocks of mid cap companies can be more volatile and riskier than the stocks of larger issuers. Mid cap companies tend to have more limited resources, product lines and market share than larger, more established businesses. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of mid cap company stocks might fall regardless of trends in the broader market.

SMID Core Equity Portfolio (Advisor Shares) | SMID Core Equity Portfolio | Small Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Small Cap Risk: The Portfolio is subject to the risk that the stocks of smaller and newer issuers can be more volatile and more speculative than the stocks of larger issuers. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

Long/Short Equity Portfolio (Advisor Shares) | Long/Short Equity Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Therefore, you could lose money by investing in the Portfolio.
Long/Short Equity Portfolio (Advisor Shares) | Long/Short Equity Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Long/Short Equity Portfolio (Advisor Shares) | Long/Short Equity Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio may underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, climate change, public health emergencies (including pandemics and epidemics), war, military conflict, terrorism, tariffs, cybersecurity incidents and other unforeseeable global events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.

Long/Short Equity Portfolio (Advisor Shares) | Long/Short Equity Portfolio | Short Sales Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Short Sales Risk: The Portfolio’s short positions involve a form of leveraging the Portfolio’s assets and may involve more risk than other funds that do not engage in short selling. The Portfolio’s short positions may result in a loss if the price of the borrowed security increases between the date of the short sale and the date on which the Portfolio purchases the security to replace the borrowed security. This potential loss is unlimited because the loss increases as the price of the security sold short rises, and the price may rise indefinitely. The use of short sales may cause the Portfolio to have higher expenses than those of other equity mutual funds because of higher transaction costs, premiums, interest or dividends payable to the lender. Market or other factors may prevent the Portfolio from initiating or closing out a short position at the most desirable time or at a favorable price.
Until the Portfolio replaces a borrowed security, it is required to pledge assets with the lender as collateral. Therefore, short sales involve credit exposure to the lender that executes the short sale.

Long/Short Equity Portfolio (Advisor Shares) | Long/Short Equity Portfolio | Frequent Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Long/Short Equity Portfolio (Advisor Shares) | Long/Short Equity Portfolio | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk: The Portfolio’s long positions are in securities with earnings growth prospects that the Advisor believes are undervalued. There is no guarantee that the prices of these securities will not move even lower. The Portfolio’s short positions are in securities that the Advisor believes are overvalued and are likely to depreciate. There is no guarantee that the prices of these securities will not move even higher.

Long/Short Equity Portfolio (Advisor Shares) | Long/Short Equity Portfolio | Value Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Value Style Risk: Although the Portfolio takes long positions in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, the Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.

Long/Short Equity Portfolio (Advisor Shares) | Long/Short Equity Portfolio | Small Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Small Cap Risk: The Portfolio is subject to the risk that the stocks of smaller and newer issuers can be more volatile and more speculative than the stocks of larger issuers. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

Long/Short Equity Portfolio (Advisor Shares) | Long/Short Equity Portfolio | Tax Managed Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may defer the opportunity to realize gains.

Total Market Plus Equity Portfolio (Advisor Shares) | Total Market Plus Equity Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Therefore, you could lose money by investing in the Portfolio.
Total Market Plus Equity Portfolio (Advisor Shares) | Total Market Plus Equity Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Total Market Plus Equity Portfolio (Advisor Shares) | Total Market Plus Equity Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio may underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, climate change, public health emergencies (including pandemics and epidemics), war, military conflict, terrorism, tariffs, cybersecurity incidents and other unforeseeable global events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.

Total Market Plus Equity Portfolio (Advisor Shares) | Total Market Plus Equity Portfolio | Short Sales Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Short Sales Risk: The Portfolio’s short positions involve a form of leveraging the Portfolio’s assets and may involve more risk than other funds that do not engage in short selling. The Portfolio’s short positions may result in a loss if the price of the borrowed security increases between the date of the short sale and the date on which the Portfolio purchases the security to replace the borrowed security. This potential loss is unlimited because the loss increases as the price of the security sold short rises, and the price may rise indefinitely. The use of short sales may cause the Portfolio to have higher expenses than those of other equity mutual funds because of higher transaction costs, premiums, interest or dividends payable to the lender. Market or other factors may prevent the Portfolio from initiating or closing out a short position at the most desirable time or at a favorable price. In addition, the investment of cash proceeds from a short position in equity securities or other investments may increase further the volatility of the Portfolio’s net asset value (“NAV”) and investment performance and may result in greater potential investment losses.
Until the Portfolio replaces a borrowed security, it is required to pledge assets with the lender as. Therefore, short sales involve credit exposure to the lender that executes the short sale.

Total Market Plus Equity Portfolio (Advisor Shares) | Total Market Plus Equity Portfolio | Frequent Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Total Market Plus Equity Portfolio (Advisor Shares) | Total Market Plus Equity Portfolio | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk: The Portfolio’s long positions are in securities with earnings growth prospects that the Advisor believes are undervalued. There is no guarantee that the prices of these securities will not move even lower. The Portfolio’s short positions are in securities that the Advisor believes are overvalued and are likely to depreciate. There is no guarantee that the prices of these securities will not move higher.

Total Market Plus Equity Portfolio (Advisor Shares) | Total Market Plus Equity Portfolio | Value Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Value Style Risk: Although the Portfolio takes long positions in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, the Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.

Total Market Plus Equity Portfolio (Advisor Shares) | Total Market Plus Equity Portfolio | Mid Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mid Cap Risk: The Portfolio is subject to the risk that the stocks of mid cap companies can be more volatile and riskier than the stocks of larger issuers. Mid cap companies tend to have more limited resources, product lines and market share than larger more established businesses. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of mid cap company stocks might fall regardless of trends in the broader market.

Total Market Plus Equity Portfolio (Advisor Shares) | Total Market Plus Equity Portfolio | Small Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Small Cap Risk: The Portfolio is subject to the risk that the stocks of smaller and newer issuers can be more volatile and more speculative than the stocks of larger issuers. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

Total Market Plus Equity Portfolio (Advisor Shares) | Total Market Plus Equity Portfolio | Tax Managed Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may defer the opportunity to realize gains.

Strategic Equity Portfolio | Strategic Equity Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Therefore, you could lose money by investing in the Portfolio.
Strategic Equity Portfolio | Strategic Equity Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Strategic Equity Portfolio | Strategic Equity Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio may underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, climate change, public health emergencies (including pandemics and epidemics), war, military conflict, terrorism, tariffs, cybersecurity incidents and other unforeseeable global events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.

Strategic Equity Portfolio | Strategic Equity Portfolio | ADR/Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ADR/Foreign Securities Risk: The Portfolio may invest in ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. Investments in ADRs involve risks similar to those accompanying investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability, including instability caused by international military and economic conflicts and related international sanctions. Foreign stocks may be more volatile and less liquid than U.S. stocks.

Strategic Equity Portfolio | Strategic Equity Portfolio | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk: The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. There is no guarantee that the prices of these stocks will not move even lower.

Strategic Equity Portfolio | Strategic Equity Portfolio | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Preferred Stock Risk: Preferred stock generally does not exhibit as great a potential for appreciation as common stock, although it ranks above common stock in its claim on income for dividend payments. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of preferred and common stock owners. Preferred stock may also be subject to optional or mandatory redemption provisions.

Strategic Equity Portfolio | Strategic Equity Portfolio | Tax Managed Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, this Portfolio may defer the opportunity to realize gains.

Equity Income Portfolio | Equity Income Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Therefore, you could lose money by investing in the Portfolio.
Equity Income Portfolio | Equity Income Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Equity Income Portfolio | Equity Income Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio may underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, climate change, public health emergencies (including pandemics and epidemics), war, military conflict, terrorism, tariffs, cybersecurity incidents and other unforeseeable global events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.

Equity Income Portfolio | Equity Income Portfolio | Dividend Paying Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Dividend Paying Security Risk: Income provided by the Portfolio may be affected by changes in the dividend policies of the companies in which the Portfolio invests and the capital resources available for such payments at such companies. Issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. Dividend paying securities can fall out of favor with the market, causing the Portfolio during such periods to underperform funds that do not focus on dividends.

Equity Income Portfolio | Equity Income Portfolio | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Preferred Stock Risk: Preferred stock generally does not exhibit as great a potential for appreciation as common stock, although it ranks above common stock in its claim on income for dividend payments. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of preferred and common stock owners. Preferred stock may also be subject to optional or mandatory redemption provisions.

Small Cap Equity Portfolio (Advisor Shares) | Small Cap Equity Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Therefore, you could lose money by investing in the Portfolio.
Small Cap Equity Portfolio (Advisor Shares) | Small Cap Equity Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Small Cap Equity Portfolio (Advisor Shares) | Small Cap Equity Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio may underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, climate change, public health emergencies (including pandemics, and epidemics), war, military conflict, terrorism, tariffs, cybersecurity incidents and other unforeseeable global events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.

Small Cap Equity Portfolio (Advisor Shares) | Small Cap Equity Portfolio | Value Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, the Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.

Small Cap Equity Portfolio (Advisor Shares) | Small Cap Equity Portfolio | Small Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Small Cap Risk: The Portfolio is subject to the risk that the stocks of smaller and newer issuers can be more volatile and more speculative than the stocks of larger issuers. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

Secured Options Portfolio (Advisor Shares) | Secured Options Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Therefore, you could lose money by investing in the Portfolio.
Secured Options Portfolio (Advisor Shares) | Secured Options Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Secured Options Portfolio (Advisor Shares) | Secured Options Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio may underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, climate change, public health emergencies (including pandemics and epidemics), war, military conflict, terrorism, tariffs, cybersecurity incidents and other unforeseeable global events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.

Secured Options Portfolio (Advisor Shares) | Secured Options Portfolio | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Options Risk: Writing and purchasing call and put options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the future price fluctuations and the degree of correlation between the options and the securities markets. The value of the Portfolio’s positions in options fluctuates in response to changes in the value of the underlying security, index, or stock index ETF, as applicable. The Portfolio also risks losing all or part of the cash paid for purchasing call and put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Portfolio’s option strategies, and for these and other reasons the Portfolio’s option strategies may not reduce the Portfolio’s volatility to the extent desired. The Portfolio may reduce its holdings of put options resulting in an increased exposure to a market decline.

Secured Options Portfolio (Advisor Shares) | Secured Options Portfolio | ADR/Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ADR/Foreign Securities Risk: The Portfolio may invest in sponsored ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company and listed on a U.S. stock exchange. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability, including instability caused by international military and economic conflicts and related international sanctions. Foreign stocks may be more volatile and less liquid than U.S. stocks.

Secured Options Portfolio (Advisor Shares) | Secured Options Portfolio | Exchange-Traded Funds [Member]
Prospectus [Line Items]
Risk [Text Block]
Exchange-Traded Funds: The Portfolio intends to invest in ETFs that seek to track the performance of stock indices. Shares of ETFs have many of the same risks as direct investments in the underlying securities they are designed to track, although the lack of liquidity may make ETFs more volatile. ETFs have investment management fees and other expenses which will be indirectly paid by the Portfolio. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to net asset value.

Secured Options Portfolio (Advisor Shares) | Secured Options Portfolio | Frequent Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Global Secured Options Portfolio (Advisor Shares) | Global Secured Options Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Therefore, you could lose money by investing in the Portfolio.
Global Secured Options Portfolio (Advisor Shares) | Global Secured Options Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Global Secured Options Portfolio (Advisor Shares) | Global Secured Options Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio may underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the
Portfolio’s investments. Natural disasters, climate change, public health emergencies (including pandemics and epidemics), war, military conflict, terrorism, tariffs, cybersecurity incidents and other unforeseeable global events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.

Global Secured Options Portfolio (Advisor Shares) | Global Secured Options Portfolio | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Options Risk: Writing and purchasing call and put options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the future price fluctuations and the degree of correlation between the options and the securities markets. The value of the Portfolio’s positions in options fluctuates in response to changes in the value of the underlying security, index, or stock index ETF, as applicable. The Portfolio also risks losing all or part of the cash paid for purchasing call and put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Portfolio’s option strategies, and for these and other reasons the Portfolio’s option strategies may not reduce the Portfolio’s volatility to the extent desired. The Portfolio may reduce its holdings of put options resulting in an increased exposure to a market decline.

Global Secured Options Portfolio (Advisor Shares) | Global Secured Options Portfolio | Exchange-Traded Funds [Member]
Prospectus [Line Items]
Risk [Text Block]
Exchange-Traded Funds: The Portfolio intends to invest in ETFs that seek to track the performance of foreign securities indices. Shares of ETFs have many of the same risks as direct investments in the underlying securities they are designed to track, although the lack of liquidity may make ETFs more volatile. ETFs have investment management fees and other expenses which will be indirectly paid by the Portfolio. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to net asset value.

Global Secured Options Portfolio (Advisor Shares) | Global Secured Options Portfolio | Frequent Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Global Secured Options Portfolio (Advisor Shares) | Global Secured Options Portfolio | ADR/Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ADR/Foreign Investment Risk: The Portfolio intends to invest in foreign securities in the form of ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company and listed on a U.S. stock exchange. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. The Portfolio is subject to additional risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability, including military hostilities and related sanctions that impact trade and commodity prices, such as armed conflict in Europe and in the Middle East. Foreign stocks may be more volatile and less liquid than U.S. stocks.

Global Secured Options Portfolio (Advisor Shares) | Global Secured Options Portfolio | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk: The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

Disciplined U.S. Equity Portfolio (Institutional Shares) | Disciplined U.S. Equity Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Therefore, you could lose money by investing in the Portfolio.
Disciplined U.S. Equity Portfolio (Institutional Shares) | Disciplined U.S. Equity Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Disciplined U.S. Equity Portfolio (Institutional Shares) | Disciplined U.S. Equity Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio may underperform other types of securities. Stocks in larger companies may underperform relative to and may not be able to respond as quickly to business risks and opportunities as smaller companies. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, climate change, public health emergencies (including pandemics and epidemics), war, military conflict, terrorism, tariffs, cybersecurity incidents and other unforeseeable global events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.

Disciplined U.S. Equity Portfolio (Institutional Shares) | Disciplined U.S. Equity Portfolio | Frequent Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Disciplined U.S. Equity Portfolio (Institutional Shares) | Disciplined U.S. Equity Portfolio | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk: The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. There is no guarantee that the prices of these securities will not move even lower.

Disciplined U.S. Equity Portfolio (Institutional Shares) | Disciplined U.S. Equity Portfolio | Value Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, the Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.

Disciplined U.S. Equity Portfolio (Institutional Shares) | Disciplined U.S. Equity Portfolio | Tax Managed Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may defer the opportunity to realize gains.

Disciplined U.S. Growth Equity Portfolio (Institutional Shares) | Disciplined U.S. Growth Equity Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Therefore, you could lose money by investing in the Portfolio.
Disciplined U.S. Growth Equity Portfolio (Institutional Shares) | Disciplined U.S. Growth Equity Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Disciplined U.S. Growth Equity Portfolio (Institutional Shares) | Disciplined U.S. Growth Equity Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio may underperform other types of securities. Stocks in larger companies may underperform relative to and may not be able to respond as quickly to business risks and opportunities as smaller companies. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, climate change, public health emergencies (including pandemics and epidemics), war, military conflict, terrorism, tariffs, cybersecurity incidents and other unforeseeable global events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.

Disciplined U.S. Growth Equity Portfolio (Institutional Shares) | Disciplined U.S. Growth Equity Portfolio | Frequent Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Disciplined U.S. Growth Equity Portfolio (Institutional Shares) | Disciplined U.S. Growth Equity Portfolio | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk: The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. There is no guarantee that the prices of these securities will not move even lower.

Disciplined U.S. Growth Equity Portfolio (Institutional Shares) | Disciplined U.S. Growth Equity Portfolio | Growth Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Growth Style Risk: The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. The values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. There is no guarantee that the prices of these stocks will not move even lower.

Disciplined U.S. Growth Equity Portfolio (Institutional Shares) | Disciplined U.S. Growth Equity Portfolio | Tax Managed Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may defer the opportunity to realize gains.

Disciplined U.S. Small Cap Equity Portfolio (Institutional Shares) | Disciplined U.S. Small Cap Equity Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Therefore, you could lose money by investing in the Portfolio.
Disciplined U.S. Small Cap Equity Portfolio (Institutional Shares) | Disciplined U.S. Small Cap Equity Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Disciplined U.S. Small Cap Equity Portfolio (Institutional Shares) | Disciplined U.S. Small Cap Equity Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio may underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, climate change, public health emergencies (including pandemics and epidemics), war, military conflict, terrorism, tariffs, cybersecurity incidents and other unforeseeable global events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.

Disciplined U.S. Small Cap Equity Portfolio (Institutional Shares) | Disciplined U.S. Small Cap Equity Portfolio | Frequent Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Disciplined U.S. Small Cap Equity Portfolio (Institutional Shares) | Disciplined U.S. Small Cap Equity Portfolio | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Style Risk: The Portfolio invests in securities that the Advisor believes are reasonably priced. There is no guarantee that the prices of these securities will not move even lower.
Disciplined U.S. Small Cap Equity Portfolio (Institutional Shares) | Disciplined U.S. Small Cap Equity Portfolio | Value Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, the Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.

Disciplined U.S. Small Cap Equity Portfolio (Institutional Shares) | Disciplined U.S. Small Cap Equity Portfolio | Small Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Small Cap Risk: The Portfolio is subject to the risk that the stocks of smaller and newer issuers can be more volatile and more speculative than the stocks of larger issuers. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

Disciplined U.S. Small Cap Equity Portfolio (Institutional Shares) | Disciplined U.S. Small Cap Equity Portfolio | Tax Managed Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may defer the opportunity to realize gains.

Disciplined International Equity Portfolio (Institutional Shares) | Disciplined International Equity Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Therefore, you could lose money by investing in the Portfolio.
Disciplined International Equity Portfolio (Institutional Shares) | Disciplined International Equity Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Disciplined International Equity Portfolio (Institutional Shares) | Disciplined International Equity Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio may underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, climate change, public health emergencies (including pandemics and epidemics), war, military conflict, terrorism, tariffs, cybersecurity incidents and other unforeseeable global events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.

Disciplined International Equity Portfolio (Institutional Shares) | Disciplined International Equity Portfolio | Frequent Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Disciplined International Equity Portfolio (Institutional Shares) | Disciplined International Equity Portfolio | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk: The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. There is no guarantee that the prices of these securities will not move even lower.

Disciplined International Equity Portfolio (Institutional Shares) | Disciplined International Equity Portfolio | ADR/Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ADR/Foreign Investment Risk: The Portfolio intends to invest in foreign securities directly and/or in the form of ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company and listed on a U.S. stock exchange. The Portfolio is subject to additional risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability, including military hostilities and related sanctions that impact trade and commodity prices, such as armed conflict in Europe and in the Middle East. Foreign stocks may be more volatile and less liquid than U.S. stocks. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities.

Disciplined International Equity Portfolio (Institutional Shares) | Disciplined International Equity Portfolio | Value Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be reasonably priced, there is no guarantee that the prices of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, the Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.

Disciplined International Equity Portfolio (Institutional Shares) | Disciplined International Equity Portfolio | Tax Managed Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may defer the opportunity to realize gains.

Energy Resilience Portfolio (Institutional Shares) | Energy Resilience Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Therefore, you could lose money by investing in the Portfolio.
Energy Resilience Portfolio (Institutional Shares) | Energy Resilience Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Energy Resilience Portfolio (Institutional Shares) | Energy Resilience Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio may underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, climate change, public health emergencies (including pandemics and epidemics), war, military conflict, terrorism, tariffs, cybersecurity incidents and other unforeseeable global events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.

Energy Resilience Portfolio (Institutional Shares) | Energy Resilience Portfolio | Frequent Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes. In addition, in connection with the Portfolio’s reposition on November 4, 2025, shareholders should be aware that the Portfolio will experience a higher-than-normal portfolio turnover rate. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Energy Resilience Portfolio (Institutional Shares) | Energy Resilience Portfolio | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk: The Portfolio invests in securities with earnings growth prospects that the Advisor believes are reasonably priced. There is no guarantee that the prices of these securities will not move even lower.

Energy Resilience Portfolio (Institutional Shares) | Energy Resilience Portfolio | Value Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be reasonably priced, there is no guarantee that the prices of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, the Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.

Energy Resilience Portfolio (Institutional Shares) | Energy Resilience Portfolio | Mid Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mid Cap Risk: The portfolio is subject to the risk that the stocks of mid cap companies can be more volatile and riskier than the stocks of larger issuers. Mid cap companies tend to have more limited resources, product lines and market share than larger more established businesses. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of mid cap company stocks might fall regardless of trends in the broader market.

Energy Resilience Portfolio (Institutional Shares) | Energy Resilience Portfolio | Large Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large Cap Risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause the Portfolio to underperform other equity funds that focus on small or mid cap stocks. Large cap companies may be less able than smaller cap companies to adapt to changing market conditions and may be more mature and subject to more limited growth potential than smaller cap companies.

Energy Resilience Portfolio (Institutional Shares) | Energy Resilience Portfolio | Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Strategy Risk: The application of thematic standards will affect the Portfolio’s exposure to certain issuers, industries, sectors, regions and countries and may impact the relative financial performance of the Portfolio - positively or negatively - depending on whether such investments are in or out of favor. The Portfolio’s minimum thematic standards and the use of negative and positive screening in determining the subset of companies that are eligible as holdings will exclude certain companies, These companies may, either individually or in the aggregate, outperform individual Portfolio holdings or the Portfolio as a whole. The Advisor’s use of and reliance on third-party data providers in establishing thematic standards will also subject the Portfolio to third party data provider risk.

Energy Resilience Portfolio (Institutional Shares) | Energy Resilience Portfolio | Industry and Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Industry and Sector Risk: The risk that the value of securities in a particular industry or sector (such as energy) will decline because of changing expectations for the performance of that industry or sector.
•
Energy Sector Risk: Companies engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources are subject to many risks that can negatively impact the revenues and viability of companies in this sector. These risks include, but are not limited to, commodity price volatility risk, supply and demand risk, reserve and depletion risk, operations risk, regulatory risk, environmental risk, terrorism risk, cybersecurity risk, climate change risk, and the risk of natural disasters. For example, the price of energy securities may fluctuate due to real and perceived inflationary trends and the (often rapid) changes in supply of, or demand for, various natural resources; both domestic.

•
Renewable Energy Sector Risk: Securities of companies in the renewable energy sector are subject to swift price and supply fluctuations caused by events relating to international events, taxes and other governmental regulatory policies. Weak demand for renewable energy products and services in general may adversely affect companies in this sector. Obsolescence of existing technology, short product cycles, falling prices, competition from new market entrants and general economic conditions can significantly affect the renewable energy sector. To the extent the Portfolio focuses its investments in the renewable energy sector, the Portfolio will be more susceptible to the risks, events and other factors affecting companies in this sector.

Energy Resilience Portfolio (Institutional Shares) | Energy Resilience Portfolio | Government and Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Government and Regulatory Risk: The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.
Energy Resilience Portfolio (Institutional Shares) | Energy Resilience Portfolio | Third Party Data Provider Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Third Party Data Provider Risk: In assessing the eligibility of a company based on environmental research, the Advisor may rely upon information and data, including from third party data providers, as well as on internal analyses that may be based on certain assumptions or hypotheses. The data obtained from third party data providers may be incomplete, inaccurate or unavailable and the assumptions or models on which internal analysis rests may have flaws which render the internal assessment incomplete or inaccurate. As a result, there exists a risk that the Advisor incorrectly assesses a security or company, resulting in the incorrect inclusion or exclusion of a security with respect to the Portfolio’s holdings.

Energy Resilience Portfolio (Institutional Shares) | Energy Resilience Portfolio | Tax Managed Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may defer the opportunity to realize gains.

SMID Core Equity Portfolio (Institutional Shares) | SMID Core Equity Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Therefore, you could lose money by investing in the Portfolio.
SMID Core Equity Portfolio (Institutional Shares) | SMID Core Equity Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
SMID Core Equity Portfolio (Institutional Shares) | SMID Core Equity Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio may underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, climate change, public health emergencies (including pandemics and epidemics), war, military conflict, terrorism, tariffs, cybersecurity incidents and other unforeseeable global events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.

SMID Core Equity Portfolio (Institutional Shares) | SMID Core Equity Portfolio | Frequent Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

SMID Core Equity Portfolio (Institutional Shares) | SMID Core Equity Portfolio | Value Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, the Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.

SMID Core Equity Portfolio (Institutional Shares) | SMID Core Equity Portfolio | Mid Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mid Cap Risk: The Portfolio is subject to the risk that the stocks of mid cap companies can be more volatile and riskier than the stocks of larger issuers. Mid cap companies tend to have more limited resources, product lines and market share than larger, more established businesses. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of mid cap company stocks might fall regardless of trends in the broader market.

SMID Core Equity Portfolio (Institutional Shares) | SMID Core Equity Portfolio | Small Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Small Cap Risk: The Portfolio is subject to the risk that the stocks of smaller and newer issuers can be more volatile and more speculative than the stocks of larger issuers. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

Long/Short Equity Portfolio (Institutional Shares) | Long/Short Equity Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Therefore, you could lose money by investing in the Portfolio.
Long/Short Equity Portfolio (Institutional Shares) | Long/Short Equity Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Long/Short Equity Portfolio (Institutional Shares) | Long/Short Equity Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio may underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, climate change, public health emergencies (including pandemics and epidemics), war, military conflict, terrorism, tariffs, cybersecurity incidents and other unforeseeable global events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.

Long/Short Equity Portfolio (Institutional Shares) | Long/Short Equity Portfolio | Short Sales Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Short Sales Risk: The Portfolio’s short positions involve a form of leveraging the Portfolio’s assets and may involve more risk than other funds that do not engage in short selling. The Portfolio’s short positions may result in a loss if the price of the borrowed security increases between the date of the short sale and the date on which the Portfolio purchases the security to replace the borrowed security. This potential loss is unlimited because the loss increases as the price of the security sold short rises, and the price may rise indefinitely. The use of short sales may cause the Portfolio to have higher expenses than those of other equity mutual funds because of higher transaction costs, premiums, interest or dividends payable to the lender. Market or other factors may prevent the Portfolio from initiating or closing out a short position at the most desirable time or at a favorable price.
Until the Portfolio replaces a borrowed security, it is required to pledge assets with the lender as collateral. Therefore, short sales involve credit exposure to the lender that executes the short sale.

Long/Short Equity Portfolio (Institutional Shares) | Long/Short Equity Portfolio | Frequent Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Long/Short Equity Portfolio (Institutional Shares) | Long/Short Equity Portfolio | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk: The Portfolio’s long positions are in securities with earnings growth prospects that the Advisor believes are undervalued. There is no guarantee that the prices of these securities will not move even lower. The Portfolio’s short positions are in securities that the Advisor believes are overvalued and are likely to depreciate. There is no guarantee that the prices of these securities will not move even higher.

Long/Short Equity Portfolio (Institutional Shares) | Long/Short Equity Portfolio | Value Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Value Style Risk: Although the Portfolio takes long positions in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, the Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.

Long/Short Equity Portfolio (Institutional Shares) | Long/Short Equity Portfolio | Small Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Small Cap Risk: The Portfolio is subject to the risk that the stocks of smaller and newer issuers can be more volatile and more speculative than the stocks of larger issuers. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

Long/Short Equity Portfolio (Institutional Shares) | Long/Short Equity Portfolio | Tax Managed Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may defer the opportunity to realize gains.

Total Market Plus Equity Portfolio (Institutional Shares) | Total Market Plus Equity Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Therefore, you could lose money by investing in the Portfolio.
Total Market Plus Equity Portfolio (Institutional Shares) | Total Market Plus Equity Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Total Market Plus Equity Portfolio (Institutional Shares) | Total Market Plus Equity Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio may underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, climate change, public health emergencies (including pandemics and epidemics), war, military conflict, terrorism, tariffs, cybersecurity incidents, and other unforeseeable global events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.

Total Market Plus Equity Portfolio (Institutional Shares) | Total Market Plus Equity Portfolio | Short Sales Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Short Sales Risk: The Portfolio’s short positions involve a form of leveraging the Portfolio’s assets and may involve more risk than other funds that do not engage in short selling. The Portfolio’s short positions may result in a loss if the price of the borrowed security increases between the date of the short sale and the date on which the Portfolio purchases the security to replace the borrowed security. This potential loss is unlimited because the loss increases as the price of the security sold short rises, and the price may rise indefinitely. The use of short sales may cause the Portfolio to have higher expenses than those of other equity mutual funds because of higher transaction costs, premiums, interest or dividends payable to the lender. Market or other factors may prevent the Portfolio from initiating or closing out a short position at the most desirable time or at a favorable price. In addition, the investment of cash proceeds from a short position in equity securities or other investments may increase further the volatility of the Portfolio’s net asset value (“NAV”) and investment performance and may result in greater potential investment losses.
Until the Portfolio replaces a borrowed security, it is required to pledge assets with the lender as. Therefore, short sales involve credit exposure to the lender that executes the short sale.

Total Market Plus Equity Portfolio (Institutional Shares) | Total Market Plus Equity Portfolio | Frequent Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Total Market Plus Equity Portfolio (Institutional Shares) | Total Market Plus Equity Portfolio | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk: The Portfolio’s long positions are in securities with earnings growth prospects that the Advisor believes are undervalued. There is no guarantee that the prices of these securities will not move even lower. The Portfolio’s short positions are in securities that the Advisor believes are overvalued and are likely to depreciate. There is no guarantee that the prices of these securities will not move higher.

Total Market Plus Equity Portfolio (Institutional Shares) | Total Market Plus Equity Portfolio | Value Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Value Style Risk: Although the Portfolio takes long positions in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, the Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.

Total Market Plus Equity Portfolio (Institutional Shares) | Total Market Plus Equity Portfolio | Mid Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mid Cap Risk: The Portfolio is subject to the risk that the stocks of mid cap companies can be more volatile and riskier than the stocks of larger issuers. Mid cap companies tend to have more limited resources, product lines and market share than larger more established businesses. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of mid cap company stocks might fall regardless of trends in the broader market.

Total Market Plus Equity Portfolio (Institutional Shares) | Total Market Plus Equity Portfolio | Small Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Small Cap Risk: The Portfolio is subject to the risk that the stocks of smaller and newer issuers can be more volatile and more speculative than the stocks of larger issuers. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

Total Market Plus Equity Portfolio (Institutional Shares) | Total Market Plus Equity Portfolio | Tax Managed Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may defer the opportunity to realize gains.

Small Cap Equity Portfolio (Institutional Shares) | Small Cap Equity Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Therefore, you could lose money by investing in the Portfolio.
Small Cap Equity Portfolio (Institutional Shares) | Small Cap Equity Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Small Cap Equity Portfolio (Institutional Shares) | Small Cap Equity Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio may underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, climate change, public health emergencies (including pandemics and epidemics), war, military conflict, terrorism, tariffs, cybersecurity incidents and other unforeseeable global events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.

Small Cap Equity Portfolio (Institutional Shares) | Small Cap Equity Portfolio | Value Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, the Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.

Small Cap Equity Portfolio (Institutional Shares) | Small Cap Equity Portfolio | Small Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Small Cap Risk: The Portfolio is subject to the risk that the stocks of smaller and newer issuers can be more volatile and more speculative than the stocks of larger issuers. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

Secured Options Portfolio (Institutional Shares) | Secured Options Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Therefore, you could lose money by investing in the Portfolio.
Secured Options Portfolio (Institutional Shares) | Secured Options Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Secured Options Portfolio (Institutional Shares) | Secured Options Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio may underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, climate change, public health emergencies (including pandemics and epidemics), war, military conflict, terrorism, tariffs, cybersecurity incidents and other unforeseeable global events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.

Secured Options Portfolio (Institutional Shares) | Secured Options Portfolio | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Options Risk: Writing and purchasing call and put options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the future price fluctuations and the degree of correlation between the options and the securities markets. The value of the Portfolio’s positions in options fluctuates in response to changes in the value of the underlying security, index, or stock index ETF, as applicable. The Portfolio also risks losing all or part of the cash paid for purchasing call and put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Portfolio’s option strategies, and for these and other reasons the Portfolio’s option strategies may not reduce the Portfolio’s volatility to the extent desired. The Portfolio may reduce its holdings of put options resulting in an increased exposure to a market decline.

Secured Options Portfolio (Institutional Shares) | Secured Options Portfolio | ADR/Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ADR/Foreign Securities Risk: The Portfolio may invest in sponsored ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company and listed on a U.S. stock exchange. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability, including instability caused by international military and economic conflicts and related international sanctions. Foreign stocks may be more volatile and less liquid than U.S. stocks.

Secured Options Portfolio (Institutional Shares) | Secured Options Portfolio | Exchange-Traded Funds [Member]
Prospectus [Line Items]
Risk [Text Block]
Exchange-Traded Funds: The Portfolio intends to invest in ETFs that seek to track the performance of stock indices. Shares of ETFs have many of the same risks as direct investments in the underlying securities they are designed to track, although the lack of liquidity may make ETFs more volatile. ETFs have investment management fees and other expenses which will be indirectly paid by the Portfolio. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to net asset value.

Secured Options Portfolio (Institutional Shares) | Secured Options Portfolio | Frequent Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Global Secured Options Portfolio (Institutional Shares) | Global Secured Options Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Therefore, you could lose money by investing in the Portfolio.
Global Secured Options Portfolio (Institutional Shares) | Global Secured Options Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Global Secured Options Portfolio (Institutional Shares) | Global Secured Options Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio may underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the
Portfolio’s investments. Natural disasters, climate change, public health emergencies (including pandemics and epidemics), war, military conflict, terrorism, tariffs, cybersecurity incidents and other unforeseeable global events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.

Global Secured Options Portfolio (Institutional Shares) | Global Secured Options Portfolio | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Options Risk: Writing and purchasing call and put options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the future price fluctuations and the degree of correlation between the options and the securities markets. The value of the Portfolio’s positions in options fluctuates in response to changes in the value of the underlying security, index, or stock index ETF, as applicable. The Portfolio also risks losing all or part of the cash paid for purchasing call and put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Portfolio’s option strategies, and for these and other reasons the Portfolio’s option strategies may not reduce the Portfolio’s volatility to the extent desired. The Portfolio may reduce its holdings of put options resulting in an increased exposure to a market decline.

Global Secured Options Portfolio (Institutional Shares) | Global Secured Options Portfolio | Exchange-Traded Funds [Member]
Prospectus [Line Items]
Risk [Text Block]
Exchange-Traded Funds: The Portfolio intends to invest in ETFs that seek to track the performance of foreign securities indices. Shares of ETFs have many of the same risks as direct investments in the underlying securities they are designed to track, although the lack of liquidity may make ETFs more volatile. ETFs have investment management fees and other expenses which will be indirectly paid by the Portfolio. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to net asset value.

Global Secured Options Portfolio (Institutional Shares) | Global Secured Options Portfolio | Frequent Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Global Secured Options Portfolio (Institutional Shares) | Global Secured Options Portfolio | ADR/Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ADR/Foreign Investment Risk: The Portfolio intends to invest in foreign securities in the form of ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company and listed on a U.S. stock exchange. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. The Portfolio is subject to additional risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability, including military hostilities and related sanctions that impact trade and commodity prices, such as armed conflict in Europe and in the Middle East. Foreign stocks may be more volatile and less liquid than U.S. stocks.

Global Secured Options Portfolio (Institutional Shares) | Global Secured Options Portfolio | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk: The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.